Net gain or loss on financial assets at FVTOCI	12 Months Ended
Dec. 31, 2023
Gains (losses) on financial assets at fair value through other comprehensive income [Abstract]
Net gain or loss on financial assets at FVTOCI
34. NET GAIN OR LOSS ON FINANCIAL ASSETS AT FVTOCI
Details of net gain or loss on financial assets at FVTOCI recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Loss on redemption of securities	(23)	(7)	104
Gain (Loss) on transaction of securities	32,647	(21,491)	(37,745)

Total	32,624	(21,498)	(37,641)